Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005566 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000005566 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000005566 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000005566 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005566 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005566 | State Street
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005566 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005566 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005566 | Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005566 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005566 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000005566 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000005566 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190632 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000190632 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000190632 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000190632 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190632 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190632 | State Street
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190632 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000190632 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000190632 | Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190632 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000190632 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000190632 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000190632 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219346 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000219346 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000219346 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000219346 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219346 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219346 | State Street
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219346 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219346 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219346 | Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219346 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219346 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000219346 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000219346 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%